UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Selma Industrial Development Board, RB, International Paper Company Project, 5.38%, 12/01/35	$275	$289,941
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/46	330	249,830
Arizona — 1.3%
Arizona State Board of Regents, Refunding RB, Arizona State University System, Series A:
5.00%, 7/01/28	690	800,310
5.00%, 6/01/42	500	555,620
		1,355,930
California — 12.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,497,482
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 11/15/40	170	182,395
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,026,908
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	695	741,447
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	1,910	2,000,152
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,991,570
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,773,872
State of California, GO, Refunding, Various Purpose, 5.25%, 2/01/30	1,500	1,699,320
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,516,753
		12,429,899
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,225,382
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,230	1,331,869

Municipal Bonds	Par (000)	Value
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	$1,000	$1,166,720
Florida — 2.4%
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	780	858,764
Village Community Development District No. 9, RB, Special Assessment, Series 2012, 5.25%, 5/01/31	895	911,737
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	980	704,669
		2,475,170
Georgia — 1.8%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,854,666
Illinois — 15.8%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	1,000	1,130,330
5.00%, 12/01/41	1,340	1,441,358
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	975	1,069,477
Chicago Transit Authority, RB, Sales Tax Receipts, Series 2011, 5.25%, 12/01/31	1,060	1,197,948
City of Chicago Illinois, RB, General, Third Lien, Series C, 6.50%, 1/01/41	2,955	3,544,257
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series 2011 A, 5.25%, 1/01/38	385	428,482
City of Chicago Illinois Transit Authority, RB, Sales Tax Revenue, Series 2011, 5.25%, 12/01/36	310	345,294
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,100,040
Navistar International, Recovery Zone, 6.50%, 10/15/40	510	551,810
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	2,017,360
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,190,035
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	788,511
6.00%, 6/01/28	195	221,278

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	$125	$137,525
		16,163,705
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,531,732
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	1,600	1,839,056
Kentucky — 4.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	755,099
Louisville & Jefferson County Metropolitan Government, RB, Parking Authority, Series A, 5.75%, 12/01/34	1,500	1,735,005
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37 (a)	1,450	1,843,095
		4,333,199
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	715	802,495
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,512,468
Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	330	372,940
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,168,240
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	834,570
		2,375,750
Michigan — 3.4%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	915	1,057,438
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,137,190

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$995	$1,265,322
		3,459,950
Nevada — 5.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,853,456
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	3,075	3,433,668
		5,287,124
New Jersey — 5.6%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,226,777
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,295	1,476,222
Series A, 5.50%, 6/15/41	1,000	1,139,940
Series B, 5.25%, 6/15/36	1,650	1,843,743
		5,686,682
New York — 8.6%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,128,570
New York City Transitional Finance Authority, RB, Building Aid, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,648,140
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	673,565
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,601,000
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,706,239
		8,757,514
Pennsylvania — 5.4%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	577,990
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	1,500	1,693,035
6.00%, 12/01/41	1,500	1,665,525
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	1,375	1,532,094
		5,468,644

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$2,605	$2,880,739
Texas — 15.5%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	1,670	1,843,012
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	1,082,124
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	640	721,517
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	599,265
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A, 5.00%, 2/15/45	750	840,563
Lower Colorado River Authority, RB:
5.50%, 5/15/33 (a)	80	101,553
5.50%, 5/15/33 (a)	5	6,374
5.50%, 5/15/33 (a)	5	6,324
5.50%, 5/15/33	1,910	2,144,013
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	1,670	1,939,738
North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,115,740
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,188,883
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,726,069
University of Texas, Refunding RB, Financing System Series B, 5.00%, 8/15/43	1,355	1,548,196
		15,863,371
Virginia — 1.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,170,580
Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	1,385	1,566,476
Wisconsin — 2.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health, Series D, 5.00%, 11/15/41 (b)	925	1,003,107

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB (concluded):
Froedtert & Community Health Inc., Series C, 5.25%, 4/01/39	$1,675	$1,820,440
		2,823,547
Total Municipal Bonds – 102.8%		104,902,439

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 19.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,995	2,263,467
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,605,800
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	3,898	4,610,625
Series C, 5.25%, 8/01/39	2,630	2,995,702
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	440,132
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,214	4,824,518
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,740,450
		19,480,694
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,395	1,703,002
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	2,020,529
		3,723,531
Illinois — 3.3%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,391,612
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series B, 5.00%, 10/15/41	1,490	1,669,903
Nevada — 5.3%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	3,068,675

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Nevada (concluded)
Clark County Water Reclamation District, GO (concluded):
Series B, 5.50%, 7/01/29	$1,994	$2,301,361
		5,370,036
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,257,980
New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,215,700
New York — 10.9%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,668,959
Series FF-2, 5.50%, 6/15/40	1,994	2,279,173
New York City Transitional Finance Authority, RB, 5.00%, 2/01/42	860	955,054
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	2,205	2,477,648
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,300	1,475,643
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,216,000
		11,072,477
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,690,166
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Senior Series 2011 C, 5.25%, 8/01/40	880	962,896
South Carolina — 1.9%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,976,534
Texas — 6.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,322,417
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	3,070,403

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Texas (concluded)
Waco Educational Finance Corporation, Refunding RB, Baylor University, 5.00%, 3/01/43	$1,005	$1,116,233
		6,509,053
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,004,878
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 59.1%		60,325,460
Total Long-Term Investments (Cost – $148,548,972) – 161.9%		165,227,899

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.09% (d)(e)	749,733	749,733
Total Short-Term Securities (Cost – $749,733) – 0.8%		749,733
Total Investments (Cost - $149,298,705*) – 162.7%		165,977,632
Other Assets Less Liabilities – 0.9%		932,786
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (30.1)%		(30,666,108)
VRDP Shares, at Liquidation Value – (33.5)%		(34,200,000)
Net Assets Applicable to Common Shares – 100.0%		$102,044,310

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$119,148,595
Gross unrealized appreciation	$16,954,503
Gross unrealized depreciation	(777,668)
Net unrealized appreciation	$16,176,835

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co., Inc.	$1,003,107	$9,306

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
FFI Institutional Tax-Exempt Fund	2,119,108	(1,369,375)	749,733	$475

(e)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
102	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$13,492,688	$(151,600)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$165,227,899	—	$165,227,899
Short-Term Securities	$749,733	—	—	749,733
Total	$749,733	$165,227,899	—	$165,977,632

1          See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(151,600)	—	—	$(151,600)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$135,000	—	—	$135,000
Liabilities:
TOB trust certificates	—	$(30,652,202)	—	(30,652,202)
VRDP shares	—	(34,200,000)	—	(34,200,000)
Total	$135,000	$(64,852,202)	—	$(64,717,202)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2012